UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-135650
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 29
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-05701
Amendment No. 128
☒
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2023

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2023 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America’s marketFLEX® II Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2023.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits and Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits and Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the
Contract Owners interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.

ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue
Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal
Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.

Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New
York Stock Exchange, which generally closes at 4:00 p.m. EST.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.25%[1]	1.25%[1]
	Investment options (underlying mutual fund fees and expenses)	0.33%[2]	4.54%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[1]	0.55%[1]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,472.27	Highest Annual Cost Estimate: $5,401.94
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

RISKS
Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

RESTRICTIONS
Investments
• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Not all investment options may be available under your contract (see Appendix A:
Underlying Mutual Funds Available Under the Contract).
• Transfers between investment options may be subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may retrict the form in which transfer requests will be accepted (see Frequent Trading and Transfer Restrictions).

Optional Benefits
• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
See Benefits Under the Contract.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment
(see Distribution, Promotional, and Sales Expenses).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and
Sales Expenses).

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Purchase Payment Credits. The contract offers Purchase Payment Credits, which are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (Return of Contract Value) at no additional charge.

Optional Death Benefits. Two death benefit options are available for an additional charge, which may provide a greater death benefit that the standard death benefit. Those options are:
•
Return of Premium Enhanced Death Benefit Option
•
Highest Anniversary Enhanced Death Benefit Option
Spousal Protection Feature. Each of the optional death benefits contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
CDSC Options. Two CDSC Options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•
Four-Year CDSC Option ("L Schedule Option")
•
No CDSC Option ("C Schedule Option")
Extra Value Option Credits. Two Extra Value Options are available for an additional charge, whereby Nationwide will apply additional money to the Contract Value during the first Contract Year. Extra Value Option credits are subject to recapture under certain circumstances. Those options are:
•
3% Extra Value Option
•
4% Extra Value Option
Terminal Illness Surrender Benefit. If an optional death benefit is selected, the contract offers an Enhanced Surrender Value for Terminal Illness feature at no additional charge. Under this feature, if after the first Contract Anniversary, the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, subject to certain conditions.
Living Benefit Options. One living benefit option is available for an additional charge, which provides a guaranteed lifetime income stream for the Contract Owner. The option is:
•
iFlex Option
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•
Asset Rebalancing
•
Systematic Withdrawals
•
Nationwide Guided Portfolio Strategies

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25[1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25%[2]
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	1.25%
Optional Benefit Expenses[4] (assessed as an annualized percentage of Daily Net Assets)
CDSC Options[5]
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Optional Death Benefits[6]
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Extra Value Options[7]
3% Extra Value Option Charge	0.40%
4% Extra Value Option Charge	0.55%
Maximum iFLEX Option Charge (no longer available)	0.60%[8]

1
Nationwide will assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
2
The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
3
Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
4
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
5
Only one CDSC option may be elected. The charges for the CDSC options are assessed for the life of the contract.
6
Only one death benefit option may be elected.
7
Only one Extra Value Option may be elected. Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.

8
Currently, the charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.33%	4.54%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
the B Schedule CDSC; and
•
Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (3.10%). Specifically:
•
No CDSC Option,
•
Highest Anniversary Enhanced Death Benefit Option,
•
4% Extra Value Option, and
•
iFLEX Option
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.54%)	$15,022	$28,346	$40,758	$70,145	*	$23,346	$37,758	$70,145	$8,022	$23,346	$37,758	$70,145
Minimum Annual Underlying Mutual Fund Expenses (0.33%)	$10,602	$15,956	$21,518	$38,368	*	$10,956	$18,518	$38,368	$3,602	$10,956	$18,518	$38,368
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:

Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•
A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to the CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•
A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
•
Living benefit options are designed to offer greater payouts the longer that the contract is in force.
•
Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option's risk characteristics. The permitted investment options are more conservative that those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options. Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Purchase Payment Credit risk. The contract applies Purchase Payment Credits when certain cumulative purchase payments reach certain aggregate levels. The Purchase Payment Credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the Purchase Payment Credits could be more than offset by the additional charges assessed to the contract. A contract without credits may cost less.
Extra Value Option risk. Certain optional benefits apply bonus credits to the contract. The bonus credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the bonus credits could be more than offset by the additional charges assessed to the contract. Additionally, the recapture of the bonus credits (in the event of a withdrawal) could exceed any benefit of receiving the bonus credits.
Active trading. Some of the underlying mutual funds offered under the contract are designed to support active trading strategies ("Actively Traded Funds") and others are not ("Limited Transfer Funds") Nationwide discourages (and will take action to deter) short-term trading of Limited Transfer Funds in this contract because the frequent movement between or among the Limited Transfer Funds may negatively impact other investors in this contract. In certain circumstances to address active trading involving Limited Transfer Funds, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, Limited Transfer Funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading which may include Nationwide to prohibit Contract Owners from investing in a Sub-Account that invests in the Limited Transfer Funds.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.

Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-4 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•
by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•
by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•
by fax at 1-888-634-4472
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by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.

Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)
10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) ; or
(2)
any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)
upon the annuitization of contracts which have been in force for at least two years;
(2)
upon payment of a death benefit;
(3)
from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)
if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•
multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•
any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)
the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)
the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)
the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.

Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
For more detailed information about loans, see Loan Privilege.
Four-Year CDSC Option ("L Schedule Option")
For an additional charge equal to an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The charge will be assessed before and after annuitization (for the life of the contract). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
No CDSC Option ("C Schedule Option")
For an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule). The charge will be assessed before and after annuitization (for the life of the contract). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option, which includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver, is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 80th birthday. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20%% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option, which includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver, is generally described as the greater of Contract Value or net purchase payments. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract

Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.40% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.55% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
iFLEX Option
Effective May 1, 2010, the iFLEX Option is no longer available for election. If the iFLEX Option is elected, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets. The charge will be assessed until annuitization.
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.
Example:
On a contract where the only optional benefit elected is the 3% Extra Value Option, the
Variable Account value will be calculated using unit values with Variable Account charges of
1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.
Example:
Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the
Contract Value before the re-rating.

Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•
Charitable Remainder Trusts
•
Individual Retirement Annuities ("IRAs")
•
Investment-Only Contracts (Qualified Plans)
•
Non-Qualified Contracts
•
Roth IRAs
•
Simplified Employee Pension IRAs ("SEP IRAs")
•
Simple IRAs
•
Tax Sheltered Annuities (non-ERISA)
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500.However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.

Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•
close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•
make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•
make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•
make any changes required by federal or state laws with respect to annuity contracts; and
•
suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•
Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2022, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above.

Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional - they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Purchase Payment Credits	Additional credits on aggregate purchase payment amounts	None	• Requires notification to Nationwide of assets outside the contract • Subject to recapture in certain circumstances
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Spousal Protection Feature	Second death benefit (applicable to optional death benefits)	None
• Available only if an optional death benefit is
selected
• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
Spouses must be Co-Annuitants
• Both spouses must be 75 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties
or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
• Available only if an optional death benefit is
selected
• Benefit is available after the first Contract
Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Nationwide Guided Portfolio Strategies (see Contract Owner Services)	Preset asset allocation models	None	• No longer available for election
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance
• Only available to owners of Tax
Sheltered Annuities
• Subject to terms of the Tax
Sheltered Annuity plan
• Minimum and maximum loan
amounts apply
• Loans must be repaid within a
specified period
• Loan payments must be made at
least quarterly

Four-Year CDSC Option ("L Schedule Option")	Reduction of standard CDSC schedule	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)	• Must be elected at application • Election is irrevocable
No CDSC Option ("C Schedule Option")	Removal of standard CDSC schedule	0.40% (Daily Net Assets)	0.40% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Purchase Payment Credits are not available
Highest Anniversary Enhanced Death Benefit Option	Enhanced death benefit	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)
• Annuitant must be 75 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Return of Premium Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
• Annuitant must be 75 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

3% Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.40% (Daily Net Assets)	0.40% (Daily Net Assets)
• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits
made during the first Contract Year
• Bonus credits are subject to
recapture under certain
circumstances

4% Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.55% (Daily Net Assets)	0.55% (Daily Net Assets)
• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits
made during the first Contract Year
• Bonus credits are subject to
recapture under certain
circumstances

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
iFLEX Option	Guaranteed lifetime income stream	0.60% (Daily Net Assets)	0.40% (Daily Net Assets)
• No longer available for election
• Must be elected at application
• Election is irrevocable
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 35
and 85 at application
• Determining life cannot be changed

Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
Example:
On March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her
Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase
Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase
Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase
Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in
PPCs have been applied to Ms. Z's contract

While there is no specific charge associated with PPCs, the benefit of PPCs may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)
The spouses must be Co-Annuitants;
(3)
Both spouses must be age 75 or younger at the time the contract is issued;
(4)
Both spouses must be named as beneficiaries;
(5)
No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)
If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.

If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless:
•
The same person is named as Contract Owner and as Annuitant since Contract issuance, and
•
The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%

Example:
Mr. B elected the L Schedule Option at the time of application. Mr. B elects to take a partial withdrawal in the third year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the four-year CDSC schedule, which results in a CDSC percentage of 6% (2 completed Contract Years).

C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Example:
Mr. B elected the C Schedule Option at the time of application. No withdrawals that Mr. B takes from the contract will be assessed a CDSC.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)
the Contract Value;
(2)
the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)
the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Example:
For an example of how the Highest Anniversary Enhanced Death Benefit Option is calculated, see Appendix D: Highest Anniversary Enhanced Death Benefit Option Example
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and

(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Highest Anniversary Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A =
$4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms.
P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)
the Contract Value; or
(2)
the total of all purchase payments, less an adjustment for amounts withdrawn.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000
The death benefit for Ms. P’s contract is $3,875,000.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•
Nationwide may make a profit from the Extra Value Option charge.
•
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.

•
If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•
The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the 3% Extra Value Option and submits an initial purchase payment of $50,000.
On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $1,500 (which is 3% of $50,000) to Mr. C’s contract.

In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the 4% Extra Value Option and submits an initial purchase payment of $50,000.
On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $2,000 (which is 4% of $50,000) to Mr. C’s contract.

In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)
the Contract Owner cancels the contract pursuant to the free look provision;
(b)
the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)
the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•
If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;

•
If the withdrawal is not subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule;
•
If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•
If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Once elected, the iFLEX Option is irrevocable. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner’s election to invoke a Reset Opportunity, as discussed herein.
Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
•
If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.

•
If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•
Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)
is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)
is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter as described below.
Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.

Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)
is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)
is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life’s death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter as described below.
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime. No additional purchase payments will be permitted.
Example:
For an example of how the guaranteed lifetime withdrawal benefit base and the immediate withdrawal benefit features of the iFLEX Option are calculated, see Appendix C: iFlex Option Example.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal "will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
(1)
the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)
a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.

In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner’s election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the iFLEX Option is not clear, Nationwide will treat a portion of each withdrawal under the iFLEX Option as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the withdrawal; or (2) the guaranteed benefit amount immediately before the withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the withdrawal represents the gain in the contract and the portion of the withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the withdrawal, the full amount of the withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she but must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.

Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•
Contract Owner (Non-Qualified Contracts only);
•
joint owner (must be the Contract Owner's spouse);
•
contingent owner;
•
Annuitant (subject to Nationwide’s underwriting and approval);
•
Contingent Annuitant (subject to Nationwide's underwriting and approval);
•
Co-Annuitant (must be Annuitant's spouse)
•
beneficiary; or
•
contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•
No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•
There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•
New Year's Day
•
Martin Luther King, Jr. Day
•
Presidents' Day
•
Good Friday
•
Memorial Day
•
Juneteenth National Independence Day
•
Independence Day
•
Labor Day
•
Thanksgiving
•
Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)
trading on the New York Stock Exchange is restricted;
(2)
an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)
the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)
the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)
is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•
ProFunds - ProFund Access VP High Yield Fund
•
ProFunds - ProFund VP Asia 30
•
ProFunds - ProFund VP Banks
•
ProFunds - ProFund VP Bear
•
ProFunds - ProFund VP Biotechnology
•
ProFunds - ProFund VP Bull
•
ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications)
•
ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services)
•
ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Oil & Gas)
•
ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods)
•
ProFunds - ProFund VP Emerging Markets
•
ProFunds - ProFund VP Europe 30
•
ProFunds - ProFund VP Financials
•
ProFunds - ProFund VP Health Care
•
ProFunds - ProFund VP Industrials
•
ProFunds - ProFund VP International
•
ProFunds - ProFund VP Internet
•
ProFunds - ProFund VP Japan
•
ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials)
•
ProFunds - ProFund VP NASDAQ-100
•
ProFunds - ProFund VP Pharmaceuticals
•
ProFunds - ProFund VP Precious Metals
•
ProFunds - ProFund VP Real Estate
•
ProFunds - ProFund VP Rising Rates Opportunity
•
ProFunds - ProFund VP Semiconductor
•
ProFunds - ProFund VP Short Emerging Markets
•
ProFunds - ProFund VP Short International

•
ProFunds - ProFund VP Short NASDAQ-100
•
ProFunds - ProFund VP Technology
•
ProFunds - ProFund VP U.S. Government Plus
•
ProFunds - ProFund VP UltraNASDAQ-100
•
ProFunds - ProFund VP UltraShort NASDAQ-100
•
ProFunds - ProFund VP Utilities
•
Rydex Variable Trust - Banking Fund
•
Rydex Variable Trust - Basic Materials Fund
•
Rydex Variable Trust - Biotechnology Fund
•
Rydex Variable Trust - Commodities Strategy Fund
•
Rydex Variable Trust - Consumer Products Fund
•
Rydex Variable Trust - Dow 2x Strategy Fund
•
Rydex Variable Trust - Electronics Fund
•
Rydex Variable Trust - Energy Fund
•
Rydex Variable Trust - Energy Services Fund
•
Rydex Variable Trust - Europe 1.25x Strategy Fund
•
Rydex Variable Trust - Financial Services Fund
•
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•
Rydex Variable Trust - Health Care Fund
•
Rydex Variable Trust - High Yield Strategy Fund
•
Rydex Variable Trust - Internet Fund
•
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•
Rydex Variable Trust - Japan 2x Strategy Fund
•
Rydex Variable Trust - Leisure Fund
•
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•
Rydex Variable Trust - NASDAQ-100® Fund
•
Rydex Variable Trust - Nova Fund
•
Rydex Variable Trust - Precious Metals Fund
•
Rydex Variable Trust - Real Estate Fund
•
Rydex Variable Trust - Retailing Fund
•
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•
Rydex Variable Trust - S&P 500 2x Strategy Fund
•
Rydex Variable Trust - S&P 500 Pure Growth Fund
•
Rydex Variable Trust - S&P 500 Pure Value Fund

•
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•
Rydex Variable Trust - Technology Fund
•
Rydex Variable Trust - Telecommunications Fund
•
Rydex Variable Trust - Transportation Fund
•
Rydex Variable Trust - Utilities Fund
•
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III)
•
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•
American Funds Insurance Series® - Capital Income Builder®: Class 4
•
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
•
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2

•
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
•
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•
Invesco - Invesco V.I. Global Fund: Series II
•
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
•
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z
•
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I

•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares)
•
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•
Rydex Variable Trust - Global Managed Futures Fund
•
Rydex Variable Trust - Guggenheim Long Short Equity Fund
•
Rydex Variable Trust - Multi-Hedge Strategies Fund
•
The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL)

•
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
•
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, if variable annuity payments are elected, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•
the dilution of the value of the investors' interests in the underlying mutual fund;
•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•
increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Funds and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S.
mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)
request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)
request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.

For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:

(a)
the amount requested; or
(b)
the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•
standard contract charges
•
charges for optional benefits elected by the Contract Owner
•
underlying mutual fund charges
•
investment performance of the Sub-Accounts
•
application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•
Purchase Payment Credits, if applicable
•
any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•
multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•
any single net withdrawal of 90% or more of the Contract Value.

Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)
when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)
The withdrawal limitations described previously also apply to:
(1)
salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)
earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)
all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•
the participant dies;
•
the participant retires;
•
the participant terminates employment due to total disability; or
•
the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*
The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.

Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A.The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B.The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C.The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125 (outstanding finance interest)
1D.The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B.The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C.The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D.The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

Example:
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E.The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:

Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•
the contract is surrendered;
•
the Contract Owner/Annuitant dies;
•
the Contract Owner who is not the Annuitant dies prior to annuitization; or
•
annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.

If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide® Guided Portfolio Strategies
Effective May 1, 2020, the Nationwide® Guided Portfolio Strategies are no longer available for election. The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified financial professional.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.

For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds Available Under the Contract.
Example:
Mr. Y’s Contract Value equals $100,000. He elects to participate in the Nationwide Guided
Portfolio Strategies and elects to have 20% of his Contract Value allocated to GPS X (which is comprised of 50% Sub-Account A and 50% Sub-Account B) and the other 80% of his
Contract Value allocated to Sub-Account Z. Once implemented, Mr. Y’s allocations will be as follows: Sub-Account A: $10,000 (10% of Contract Value), Sub-Account B: $10,000 (10% of
Contract Value), and Sub-Account Z: $80,000 (80% of Contract Value).

Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the . Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)
in a lump sum;
(2)
as an annuity (see Annuity Payment Options); or
(3)
in any other manner permitted by law and approved by Nationwide.

Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)
proper proof of the Annuitant's death;
(2)
an election specifying the distribution method; and
(3)
any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•
the request is made prior to annuitization;
•
the requested date is at least two years after the date of issue;
•
the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•
the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•
the age (or date) specified in the contract; or
•
the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)
an annuity payment option; and
(2)
either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•
Single Life;
•
Standard Joint and Survivor; and
•
Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•
statements showing the contract's quarterly activity; and
•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000036681NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000036681NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: AllianceBernstein L.P.	0.97%*	-19.17%	2.06%	5.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.13%*	-13.79%	-2.55%	2.51%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) Investment Advisor: ALPS Advisors, Inc.	2.23%*	-28.91%	3.32%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III Investment Advisor: ALPS Advisors, Inc.	1.30%*	17.32%	3.38%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.54%	7.85%	10.59%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	-7.37%	3.83%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	-29.69%	2.54%	6.58%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	-14.50%	-0.23%	0.92%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	-15.04%	4.52%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC	0.92%*	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock (Singapore) Limited	1.01%*	-16.07%	3.25%	4.80%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	-14.28%	3.24%	8.60%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	-10.78%	2.14%	3.61%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	16.03%	6.62%	-1.34%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating- Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	-2.68%	1.94%	2.52%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.17%	-20.37%	1.46%	4.35%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	-15.15%	3.49%	5.38%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	-5.24%	7.88%	9.91%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.97%	-11.67%	0.86%	2.71%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	-13.21%	0.38%	1.28%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-27.69%	1.45%	4.85%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	-11.52%	1.09%	2.20%
Allocation
Franklin Templeton Variable Insurance Products Trust
- Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts
for which good order applications were received before
May 1, 2013
Investment Advisor: Franklin Advisers, Inc.
Sub-Advisor: Brandywine Global Investment Management,
LLC (Brandywine); ClearBridge Investments, LLC
(ClearBridge); Franklin Templeton Institutional, LLC (FT
Institutional); Templeton Global Advisors Limited (Global
Advisors); Western Asset Management Company, LLC
(Western Asset); and Western Asset Management
Company Limited (Western Asset London)
		0.82%*	-16.00%	2.57%	5.56%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.77%*	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	-6.54%	1.15%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	-19.16%	0.92%	3.23%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	-0.85%	1.64%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	-14.52%	1.94%	3.29%
Equity	Invesco - Invesco V.I. Global Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	-14.74%	4.31%	4.45%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	-15.12%	-3.19%	-0.12%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Sub-Advisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	1.04%	-13.87%	0.37%	2.26%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.91%	-12.97%	8.83%	9.70%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Massachusetts Financial Services Company	1.02%*	-7.44%	1.83%	3.54%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc. Investment Sub-Advisor: Morgan Stanley Investment Management Limited	1.15%*	-18.81%	-2.27%	0.02%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.13%*	-8.32%	3.94%	6.24%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company	1.25%*	-26.20%	-3.35%	0.95%
Allocation	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	1.00%*	-17.07%	1.80%	3.97%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Allspring Global Investments, LLC	1.08%*	-37.82%	3.83%	8.87%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	-13.74%	4.93%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Amundi Asset Management, US	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.78%	-8.44%	9.75%	12.24%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	-14.84%	1.39%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.10%*	-15.22%	4.86%	8.15%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	-13.70%	2.74%	4.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	-15.05%	3.89%	6.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%*	-12.07%	1.26%	2.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-13.82%	1.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-15.23%	2.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.99%*	-14.13%	3.43%	5.79%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.05%*	-15.13%	4.47%	7.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	-13.07%	2.39%	4.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.73%*	-13.60%	0.28%	1.13%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	-22.26%	10.11%	12.67%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.99%	-1.30%	8.98%	10.99%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.38%	-13.39%	-0.36%	0.69%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.10%	-6.13%	0.50%	2.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	-13.21%	-0.85%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.09%*	-24.75%	-4.30%	-0.22%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.91%*	-11.93%	1.75%	3.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.70%*	-12.55%	-0.71%	-0.06%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.73%	1.13%	0.79%	0.42%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.46%	-14.29%	1.40%	4.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%	-18.89%	3.57%	7.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.99%	2.01%	4.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-17.57%	2.97%	6.00%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-12.19%	0.70%	2.22%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.83%*	-14.17%	0.58%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	-15.16%	1.81%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-16.55%	2.44%	5.25%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	-18.28%	3.23%	6.59%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.39%	1.61%	3.76%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.88%*	-17.11%	7.65%	11.96%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	-12.64%	14.84%	14.99%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.80%	-5.67%	0.24%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	-2.66%	5.12%	10.23%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.09%*	-30.37%	6.22%	10.58%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	-12.91%	3.63%	8.77%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	-18.77%	7.44%	10.80%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners LTD	1.23%*	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	1.17%*	-28.72%	4.25%	5.73%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.26%*	-18.31%	9.17%	12.29%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	-11.28%	4.01%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	1.63%	-13.12%	-3.43%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.64%*	-11.87%	3.12%	3.15%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Commodities	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class Investment Advisor: PIMCO	1.39%*	8.66%	6.94%	-1.66%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.11%	-6.45%	0.95%	1.40%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.14%	-15.80%	-0.95%	0.87%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.06%	-11.09%	-1.02%	-0.41%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class Investment Advisor: PIMCO	0.86%	-10.38%	1.78%	3.42%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	0.92%	-7.87%	1.67%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.11%	-10.24%	0.22%	2.12%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.09%	-19.06%	-3.23%	-1.71%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.77%	-5.84%	-0.02%	0.32%
Fixed Income	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012 Investment Advisor: Amundi Asset Management US, Inc.	1.19%*	-11.44%	0.89%	3.11%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	-7.97%	0.60%	2.87%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	-24.42%	-3.01%	1.64%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	-19.88%	0.40%	8.08%
Miscellaneous	ProFunds - ProFund VP Bear This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.68%*	17.11%	-12.04%	-13.86%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.63%	-7.71%	6.00%	12.08%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	-19.74%	7.31%	10.37%
Equity	ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications) Investment Advisor: ProFund Advisors LLC	1.68%*	-21.22%	-1.28%	2.48%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services) Investment Advisor: ProFund Advisors LLC	1.68%*	-31.53%	3.97%	9.45%
Equity	ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods) Investment Advisor: ProFund Advisors LLC	1.68%*	-24.70%	4.95%	8.38%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	-16.19%	-1.73%	0.13%
Equity	ProFunds - ProFund VP Energy (formerly, ProFunds - ProFund VP Oil & Gas) Investment Advisor: ProFund Advisors LLC	1.68%*	59.43%	6.57%	3.42%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	-7.76%	1.07%	3.03%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	-15.14%	4.82%	9.74%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	-6.02%	10.26%	13.12%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	-15.60%	5.48%	10.22%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%	-16.45%	-0.85%	2.05%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	-46.13%	1.17%	10.88%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	-9.92%	2.84%	8.28%
Equity	ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials) Investment Advisor: ProFund Advisors LLC	1.68%*	-9.14%	5.21%	6.89%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	-33.91%	10.00%	14.07%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	-6.13%	4.67%	8.15%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	-11.02%	4.90%	-4.05%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.66%	58.47%	-0.03%	-3.97%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	-37.50%	12.57%	18.49%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.68%*	6.69%	-6.56%	-7.37%
Miscellaneous	ProFunds - ProFund VP Short International This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.68%	12.45%	-5.06%	-7.67%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.68%*	35.06%	-16.57%	-18.18%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.63%	-35.72%	12.25%	15.15%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.38%*	-41.70%	-6.07%	-1.84%
Equity	ProFunds - ProFund VP UltraNASDAQ-100 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.68%*	-60.93%	12.50%	24.72%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: ProFund Advisors LLC	1.68%*	56.04%	-35.50%	-35.78%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	-0.25%	7.27%	9.21%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Consumer Products Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Guggenheim Investments	1.77%	-0.91%	4.86%	8.62%
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.84%*	-20.49%	7.54%	18.43%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.86%*	-13.07%	1.48%	2.78%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	-18.11%	4.45%	8.66%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Alternative	Rydex Variable Trust - Global Managed Futures Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Guggenheim Investments	1.90%*	11.28%	2.54%	1.75%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.39%*	-40.82%	-5.90%	-1.71%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	-12.00%	9.02%	12.18%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	-11.48%	0.22%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	-44.84%	0.46%	9.11%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.86%*	5.06%	-24.90%	-27.27%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	4.45%*	46.20%	0.95%	-2.30%
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.75%*	9.07%	-11.08%	-13.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.90%*	34.84%	-15.29%	-17.30%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.83%*	17.36%	-10.20%	-12.80%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.78%*	16.59%	-11.95%	-13.62%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.70%*	-42.99%	-5.92%	5.95%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	-27.56%	-0.20%	7.18%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.78%*	-23.20%	-0.65%	9.34%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	1.67%*	-3.40%	2.25%	2.25%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.82%*	-61.04%	12.83%	25.36%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Nova Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.69%*	-30.26%	9.13%	15.27%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	-27.40%	1.12%	4.29%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	-26.52%	7.28%	8.88%
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.86%*	-33.46%	0.69%	9.31%
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.79%*	-39.77%	9.13%	18.65%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	-22.62%	2.17%	6.15%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	-8.24%	3.47%	6.90%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.93%*	15.67%	5.26%	4.41%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	-36.25%	9.56%	13.38%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	-35.03%	1.76%	9.34%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	1.04%	6.28%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013 Investment Advisor: Guggenheim Investments	1.90%*	-18.45%	-8.34%	-7.78%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Westchester Capital Management, LLC	1.57%*	0.88%	4.48%	3.16%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	8.39%	4.26%	0.35%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	-26.09%	4.88%	6.92%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit.
iFLEX Option
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Multi-Hedge Strategies Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
•
Rydex Variable Trust - Nova Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013

Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)
Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)
the contract value on the day before the withdrawal; and
(b)
the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)
Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)
Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed $6,500; if the contract owner is age 50 or older, the annual premium cannot exceed $7,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•
certain minimum distribution requirements must be satisfied after the owner attains their "applicable age" as defined in the Code;
•
the entire interest of the owner in the contract is nonforfeitable; and
•
after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains their applicable age, the IRA owner is required to begin taking certain minimum distributions. The applicable age is 73 if the owner attains age 72 after 2022. For owners who attained age 70½ after 2019, the age is 72 (age 70½ if born prior to July 1, 1949).
In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 25% applied against the required minimum distributions not taken. The excise tax is reduced to 10% if the required minimum distribution not taken is distributed within a "correction window" as defined under the Code.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed $6,500; if the contract owner is age 50 or older, the annual premium cannot exceed $7,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•
the entire interest of the owner in the contract is nonforfeitable; and
•
after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•
minimum participation rules;
•
top-heavy contribution rules;
•
nondiscriminatory allocation rules; and
•
requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains their applicable age, the same age as described previously in Individual Retirement Annuities (IRAs), the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•
vesting requirements;
•
participation requirements; and
•
administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains their applicable age, the same age as described previously in Individual Retirement Annuities (IRAs), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•
the type of contract purchased;
•
the purposes for which the contract is purchased; and
•
the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•
made to a beneficiary on or after the death of the owner;
•
attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary. Substantially equal periodic payments must continue until the later of reaching age 59½ or five years. Modification of payments during that time period will result in retroactive application of the 10% additional penalty tax;
•
used for qualified higher education expenses; or
•
used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•
it is made on or after the date on which the contract owner attains age 59½;
•
it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•
it is attributable to the contract owner’s disability; or
•
it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•
made to a beneficiary on or after the death of the owner;
•
attributable to the owner becoming disabled (as defined in the Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary. Substantially equal periodic payments must continue until the later of reaching age 59½ or five years. Modification of payments during that time period will result in retroactive application of the 10% additional penalty tax;
•
for qualified higher education expenses; or
•
used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•
the result of a contract owner’s death;
•
the result of a contract owner’s disability (as defined in the Code);
•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•
is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:

•
acquired by the estate of a decedent by reason of the death of the decedent;
•
issued in connection with certain qualified retirement plans and individual retirement plans;
•
purchased by an employer upon the termination of certain qualified retirement plans; or
•
immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•
made to a beneficiary on or after the death of the owner;
•
attributable to the owner becoming disabled (as defined in the Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•
made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
Partial exchanges may be treated as a tax-free exchange under Code Section 1035. IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract (a partial exchange). A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse," "husband," "wife," and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with IRS Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•
if the payee does not provide Nationwide with a taxpayer identification number; or
•
if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•
the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)
provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)
provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)
the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)
the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)
provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•
a transfer of the contract from one contract owner to another; or
•
a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)
an individual who is two or more generations younger than the contract owner; or
(b)
certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•
who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•
who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•
the failure to diversify was inadvertent;
•
the failure is corrected; and
•
a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the income and gain attributed to the separate account assets will be taxed currently to the contract owner. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying investment options, the transfers between underlying investment options, the exchanges of underlying investment options or the manner in which you can direct the investments in an underlying investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)
the death of the annuitant will be treated as the death of a contract owner;
(b)
any change of annuitant will be treated as the death of a contract owner; and
(c)
in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches their applicable age. The applicable age is 73 if the owner attains age 72 after 2022. For owners who attained age 70½ after 2019, the age is 72 (age 70½ if born prior to July 1, 1949).
Distributions may be paid in a lump sum or in substantially equal payments over:
(a)
the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner
For death of a contract owner before January 1, 2020, please consult your tax advisor or legal counsel regarding the post-death minimum distribution rules that apply. If the contract owner dies on or after January 1, 2020, and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.

A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020, while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 25% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. The penalty tax is reduced to 10% if the required distribution not taken is distributed within a "correction window" as defined under the Code.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
SECURE Act 2.0 was enacted on December 29, 2022 and made changes to the Code that are effective January 1, 2023. They include but are not limited to the following:
•
Increasing the age that a contract owner must begin RMDs under IRAs and certain qualified plans from age 72 to age 75 in two phases. The age is first increased from age 72 to age 73 for those who turn age 72 after 2022. And starting in 2033, the age is then increased to age 75 for those who turn age 73 after 2032. If the contract owner was born in 1959, the owner should consult their tax advisor regarding their applicable age because it is not clear under SECURE 2.0, as enacted, whether the applicable age is age 73 or age 75.
•
Reducing the RMD excise tax for failure to take an RMD from 50% to 25%.
•
Creating additional exceptions to the 10% penalty for early withdrawals that include but are not limited to the following: distributions to terminally ill individuals, distribution of net income on excess IRA contributions, and disaster recovery distributions.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix C: iFlex Option Example
iFLEX Immediate Withdrawal Benefit:
Mr. J purchased a contract with the iFLEX Option at the age of 55. He decides to start income at the age of 69. Since Mr. J elected to take his first withdrawal before the later of the 5th Contract Anniversary or the date the determining life reaches age 59½, he invoked the Immediate Withdrawal Benefit and the iFLEX Option will pay annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted. If the immediate withdrawal benefit base was $100,000, then Mr. J would receive annual withdrawals of $5,000 ($100,000 x 0.05) until the benefit base is exhausted.
iFLEX Guaranteed Lifetime Withdrawal Benefit:
Mr. J purchased a contract with the iFLEX Option at the age of 55. He decides to start income at the age of 70. Since Mr. J elected to take his first withdrawal after the later of the 5th Contract Anniversary or the date the determining life reaches age 59½, he invoked the Guaranteed Lifetime Withdrawal Benefit and the iFLEX Option will pay annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime, regardless of Contract Value. If the guaranteed lifetime withdrawal benefit base was $100,000, then Mr. J would receive annual withdrawals of $5,000 ($100,000 x 0.05) until he passed away.

Appendix D: Highest Anniversary Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Highest Anniversary Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)
the Contract Value;
(2)
the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1992	Contract Anniversary	n/a	$106,678
03-01-1996	Annuitant’s 80th birthday	n/a	$90,326
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*
The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$106,678
Conclusion
Death Benefit = $106,678

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000036681NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000036681NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000036681

America’s marketFLEX® Edge
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2023.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits and Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits and Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
1

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the
Contract Owners interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.

ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue
Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
2

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal
Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.

Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New
York Stock Exchange, which generally closes at 4:00 p.m. EST.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

3

4

Table of Contents (continued)
5

Table of Contents (continued)
6

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 7 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 7 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000.

Transaction Charges	Nationwide also charges a loan processing fee at the time each new loan is processed (see Loan Privilege).
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	1.25%[1]	1.25%[1]
	Investment options (underlying mutual fund fees and expenses)	0.33%[2]	4.54%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[1]	0.55%[1]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,472.27	Highest Annual Cost Estimate: $5,401.94
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 7 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

7

RISKS
Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

RESTRICTIONS
Investments
• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Not all investment options may be available under your contract (see Appendix A:
Underlying Mutual Funds Available Under the Contract).
• Transfers between investment options may be subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may retrict the form in which transfer requests will be accepted (see Frequent Trading and Transfer Restrictions).

Optional Benefits
• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
See Benefits Under the Contract.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment
(see Distribution, Promotional, and Sales Expenses).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and
Sales Expenses).

8

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Loans from the Contract. For contracts issued as Tax Sheltered Annuities, Contract Owners can request a loan of a portion of their Contract Value at any time after the free look period and prior to annuitization, subject to certain restrictions. A Loan Processing Fee is assessed at the time each new loan is processed, and a loan interest charge also applies.
Purchase Payment Credits. The contract offers Purchase Payment Credits, which are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (Return of Contract Value) at no additional charge.
9

Optional Death Benefits. Two death benefit options are available for an additional charge, which may provide a greater death benefit that the standard death benefit. Those options are:
•
Return of Premium Enhanced Death Benefit Option
•
Highest Anniversary Enhanced Death Benefit Option
Spousal Protection Feature. Each of the optional death benefits contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
CDSC Options. Two CDSC Options are available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. Those options are:
•
Four-Year CDSC Option ("L Schedule Option")
•
No CDSC Option ("C Schedule Option")
Extra Value Option Credits. Two Extra Value Options are available for an additional charge, whereby Nationwide will apply additional money to the Contract Value during the first Contract Year. Extra Value Option credits are subject to recapture under certain circumstances. Those options are:
•
3% Extra Value Option
•
4% Extra Value Option
Terminal Illness Surrender Benefit. If an optional death benefit is selected, the contract offers an Enhanced Surrender Value for Terminal Illness feature at no additional charge. Under this feature, if after the first Contract Anniversary, the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, subject to certain conditions.
Living Benefit Options. One living benefit option is available for an additional charge, which provides a guaranteed lifetime income stream for the Contract Owner. The option is:
•
iFlex Option
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•
Asset Rebalancing
•
Systematic Withdrawals
•
Nationwide Guided Portfolio Strategies
10

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Loan Processing Fee	$25[1]

The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25%[2]
Base Contract Expenses[3] (assessed as an annualized percentage of Daily Net Assets)	1.25%
Optional Benefit Expenses[4] (assessed as an annualized percentage of Daily Net Assets)
CDSC Options[5]
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Optional Death Benefits[6]
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Extra Value Options[7]
3% Extra Value Option Charge	0.40%
4% Extra Value Option Charge	0.55%
Maximum iFLEX Option Charge (no longer available)	0.60%[8]

1
Nationwide will assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
2
The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
3
Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
4
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
5
Only one CDSC option may be elected. The charges for the CDSC options are assessed for the life of the contract.
6
Only one death benefit option may be elected.
7
Only one Extra Value Option may be elected. Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
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8
Currently, the charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.33%	4.54%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
the B Schedule CDSC; and
•
Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (3.10%). Specifically:
•
No CDSC Option,
•
Highest Anniversary Enhanced Death Benefit Option,
•
4% Extra Value Option, and
•
iFLEX Option
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.54%)	$15,022	$28,346	$40,758	$70,145	*	$23,346	$37,758	$70,145	$8,022	$23,346	$37,758	$70,145
Minimum Annual Underlying Mutual Fund Expenses (0.33%)	$10,602	$15,956	$21,518	$38,368	*	$10,956	$18,518	$38,368	$3,602	$10,956	$18,518	$38,368
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
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Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•
A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to the CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•
A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
•
Living benefit options are designed to offer greater payouts the longer that the contract is in force.
•
Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option's risk characteristics. The permitted investment options are more conservative that those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options. Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Purchase Payment Credit risk. The contract applies Purchase Payment Credits when certain cumulative purchase payments reach certain aggregate levels. The Purchase Payment Credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the Purchase Payment Credits could be more than offset by the additional charges assessed to the contract. A contract without credits may cost less.
Extra Value Option risk. Certain optional benefits apply bonus credits to the contract. The bonus credits increase Contract Value which will increase the total dollar amount of fees that Nationwide collects. Nationwide may make a profit from the additional charges and over time, the benefit of the bonus credits could be more than offset by the additional charges assessed to the contract. Additionally, the recapture of the bonus credits (in the event of a withdrawal) could exceed any benefit of receiving the bonus credits.
Active trading. Some of the underlying mutual funds offered under the contract are designed to support active trading strategies ("Actively Traded Funds") and others are not ("Limited Transfer Funds") Nationwide discourages (and will take action to deter) short-term trading of Limited Transfer Funds in this contract because the frequent movement between or among the Limited Transfer Funds may negatively impact other investors in this contract. In certain circumstances to address active trading involving Limited Transfer Funds, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, Limited Transfer Funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading which may include Nationwide to prohibit Contract Owners from investing in a Sub-Account that invests in the Limited Transfer Funds.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
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Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-4 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
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Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
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Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•
by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•
by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•
by fax at 1-888-634-4472
•
by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)
10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC) ; or
(2)
any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
17

Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)
upon the annuitization of contracts which have been in force for at least two years;
(2)
upon payment of a death benefit;
(3)
from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)
if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•
multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•
any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)
the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)
the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)
the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
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Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Loan Processing Fee and Loan Interest Charge
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states may not allow Nationwide to assess a Loan Processing Fee. The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
Nationwide also assesses a loan interest charge, assessed as a reduction to the credited interest rate. The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
For more detailed information about loans, see Loan Privilege.
Four-Year CDSC Option ("L Schedule Option")
For an additional charge equal to an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The charge will be assessed before and after annuitization (for the life of the contract). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
No CDSC Option ("C Schedule Option")
For an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule). The charge will be assessed before and after annuitization (for the life of the contract). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option, which includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver, is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 80th birthday. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20%% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option, which includes the Spousal Protection Feature and the Long-Term Care/Nursing Home and Terminal Illness Waiver, is generally described as the greater of Contract Value or net purchase payments. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract
19

Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.40% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. In exchange, Nationwide will assess an additional charge equal to an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.55% for the first seven Contract Years. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
iFLEX Option
Effective May 1, 2010, the iFLEX Option is no longer available for election. If the iFLEX Option is elected, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets. The charge will be assessed until annuitization.
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.
Example:
On a contract where the only optional benefit elected is the 3% Extra Value Option, the
Variable Account value will be calculated using unit values with Variable Account charges of
1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.
Example:
Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the
Contract Value before the re-rating.

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Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts Issued
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•
Charitable Remainder Trusts
•
Individual Retirement Annuities ("IRAs")
•
Investment-Only Contracts (Qualified Plans)
•
Non-Qualified Contracts
•
Roth IRAs
•
Simplified Employee Pension IRAs ("SEP IRAs")
•
Simple IRAs
•
Tax Sheltered Annuities (non-ERISA)
Nationwide no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix B: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500.However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.
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Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Nationwide will not contest the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
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Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•
close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•
make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•
make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•
make any changes required by federal or state laws with respect to annuity contracts; and
•
suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
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Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•
Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2022, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above.
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Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional - they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Purchase Payment Credits	Additional credits on aggregate purchase payment amounts	None	• Requires notification to Nationwide of assets outside the contract • Subject to recapture in certain circumstances
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
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Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Spousal Protection Feature	Second death benefit (applicable to optional death benefits)	None
• Available only if an optional death benefit is
selected
• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
Spouses must be Co-Annuitants
• Both spouses must be 75 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties
or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
• Available only if an optional death benefit is
selected
• Benefit is available after the first Contract
Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Nationwide Guided Portfolio Strategies (see Contract Owner Services)	Preset asset allocation models	None	• No longer available for election
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
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Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Loans (see Loan Privilege)	Loan from Contract Value	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance	$25 Loan Processing Fee and 2.25% compound interest on outstanding loan balance
• Only available to owners of Tax
Sheltered Annuities
• Subject to terms of the Tax
Sheltered Annuity plan
• Minimum and maximum loan
amounts apply
• Loans must be repaid within a
specified period
• Loan payments must be made at
least quarterly

Four-Year CDSC Option ("L Schedule Option")	Reduction of standard CDSC schedule	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)	• Must be elected at application • Election is irrevocable
No CDSC Option ("C Schedule Option")	Removal of standard CDSC schedule	0.40% (Daily Net Assets)	0.40% (Daily Net Assets)	• Must be elected at application • Election is irrevocable • Purchase Payment Credits are not available
Highest Anniversary Enhanced Death Benefit Option	Enhanced death benefit	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)
• Annuitant must be 75 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Return of Premium Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
• Annuitant must be 75 or younger at
application
• May not be elected if another death
benefit option is elected
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

3% Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.40% (Daily Net Assets)	0.40% (Daily Net Assets)
• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits
made during the first Contract Year
• Bonus credits are subject to
recapture under certain
circumstances

4% Extra Value Option	Additional money is deposited to the contract (bonus credits)	0.55% (Daily Net Assets)	0.55% (Daily Net Assets)
• Must be elected at application
• Election is irrevocable
• Bonus credit only applies to deposits
made during the first Contract Year
• Bonus credits are subject to
recapture under certain
circumstances

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Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
iFLEX Option	Guaranteed lifetime income stream	0.60% (Daily Net Assets)	0.40% (Daily Net Assets)
• No longer available for election
• Must be elected at application
• Election is irrevocable
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 35
and 85 at application
• Determining life cannot be changed

Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
Example:
On March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her
Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase
Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase
Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase
Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to
$7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in
PPCs have been applied to Ms. Z's contract

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While there is no specific charge associated with PPCs, the benefit of PPCs may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)
The spouses must be Co-Annuitants;
(3)
Both spouses must be age 75 or younger at the time the contract is issued;
(4)
Both spouses must be named as beneficiaries;
(5)
No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)
If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
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If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless:
•
The same person is named as Contract Owner and as Annuitant since Contract issuance, and
•
The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
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Example:
Mr. B elected the L Schedule Option at the time of application. Mr. B elects to take a partial withdrawal in the third year of his contract. Instead of applying the standard CDSC schedule, Nationwide will apply the four-year CDSC schedule, which results in a CDSC percentage of 6% (2 completed Contract Years).

C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Example:
Mr. B elected the C Schedule Option at the time of application. No withdrawals that Mr. B takes from the contract will be assessed a CDSC.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)
the Contract Value;
(2)
the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)
the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Example:
For an example of how the Highest Anniversary Enhanced Death Benefit Option is calculated, see Appendix D: Highest Anniversary Enhanced Death Benefit Option Example
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
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(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Highest Anniversary Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A =
$4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms.
P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)
the Contract Value; or
(2)
the total of all purchase payments, less an adjustment for amounts withdrawn.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000
The death benefit for Ms. P’s contract is $3,875,000.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•
Nationwide may make a profit from the Extra Value Option charge.
•
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
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•
If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•
The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the 3% Extra Value Option and submits an initial purchase payment of $50,000.
On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $1,500 (which is 3% of $50,000) to Mr. C’s contract.

In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
Example:
Mr. C elects the 4% Extra Value Option and submits an initial purchase payment of $50,000.
On the date the initial purchase payment is applied (and in addition to that initial purchase payment), Nationwide will apply another $2,000 (which is 4% of $50,000) to Mr. C’s contract.

In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)
the Contract Owner cancels the contract pursuant to the free look provision;
(b)
the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)
the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•
If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
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•
If the withdrawal is not subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule;
•
If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•
If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Once elected, the iFLEX Option is irrevocable. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner’s election to invoke a Reset Opportunity, as discussed herein.
Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
•
If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
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•
If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•
Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)
is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)
is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter as described below.
Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
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Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)
is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)
is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life’s death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter as described below.
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime. No additional purchase payments will be permitted.
Example:
For an example of how the guaranteed lifetime withdrawal benefit base and the immediate withdrawal benefit features of the iFLEX Option are calculated, see Appendix C: iFlex Option Example.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal "will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
(1)
the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)
a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
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In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner’s election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the iFLEX Option is not clear, Nationwide will treat a portion of each withdrawal under the iFLEX Option as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the withdrawal; or (2) the guaranteed benefit amount immediately before the withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the withdrawal represents the gain in the contract and the portion of the withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the withdrawal, the full amount of the withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
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Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she but must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.
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Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•
Contract Owner (Non-Qualified Contracts only);
•
joint owner (must be the Contract Owner's spouse);
•
contingent owner;
•
Annuitant (subject to Nationwide’s underwriting and approval);
•
Contingent Annuitant (subject to Nationwide's underwriting and approval);
•
Co-Annuitant (must be Annuitant's spouse)
•
beneficiary; or
•
contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix B: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•
No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•
There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•
New Year's Day
•
Martin Luther King, Jr. Day
•
Presidents' Day
•
Good Friday
•
Memorial Day
•
Juneteenth National Independence Day
•
Independence Day
•
Labor Day
•
Thanksgiving
•
Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)
trading on the New York Stock Exchange is restricted;
(2)
an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)
the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
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Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Fixed Account and/or Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any PPCs) allocated to the Sub-Accounts plus any amount held in the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)
the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)
is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
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Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•
ProFunds - ProFund Access VP High Yield Fund
•
ProFunds - ProFund VP Asia 30
•
ProFunds - ProFund VP Banks
•
ProFunds - ProFund VP Bear
•
ProFunds - ProFund VP Biotechnology
•
ProFunds - ProFund VP Bull
•
ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications)
•
ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services)
•
ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Oil & Gas)
•
ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods)
•
ProFunds - ProFund VP Emerging Markets
•
ProFunds - ProFund VP Europe 30
•
ProFunds - ProFund VP Financials
•
ProFunds - ProFund VP Health Care
•
ProFunds - ProFund VP Industrials
•
ProFunds - ProFund VP International
•
ProFunds - ProFund VP Internet
•
ProFunds - ProFund VP Japan
•
ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials)
•
ProFunds - ProFund VP NASDAQ-100
•
ProFunds - ProFund VP Pharmaceuticals
•
ProFunds - ProFund VP Precious Metals
•
ProFunds - ProFund VP Real Estate
•
ProFunds - ProFund VP Rising Rates Opportunity
•
ProFunds - ProFund VP Semiconductor
•
ProFunds - ProFund VP Short Emerging Markets
•
ProFunds - ProFund VP Short International
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•
ProFunds - ProFund VP Short NASDAQ-100
•
ProFunds - ProFund VP Technology
•
ProFunds - ProFund VP U.S. Government Plus
•
ProFunds - ProFund VP UltraNASDAQ-100
•
ProFunds - ProFund VP UltraShort NASDAQ-100
•
ProFunds - ProFund VP Utilities
•
Rydex Variable Trust - Banking Fund
•
Rydex Variable Trust - Basic Materials Fund
•
Rydex Variable Trust - Biotechnology Fund
•
Rydex Variable Trust - Commodities Strategy Fund
•
Rydex Variable Trust - Consumer Products Fund
•
Rydex Variable Trust - Dow 2x Strategy Fund
•
Rydex Variable Trust - Electronics Fund
•
Rydex Variable Trust - Energy Fund
•
Rydex Variable Trust - Energy Services Fund
•
Rydex Variable Trust - Europe 1.25x Strategy Fund
•
Rydex Variable Trust - Financial Services Fund
•
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•
Rydex Variable Trust - Health Care Fund
•
Rydex Variable Trust - High Yield Strategy Fund
•
Rydex Variable Trust - Internet Fund
•
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•
Rydex Variable Trust - Japan 2x Strategy Fund
•
Rydex Variable Trust - Leisure Fund
•
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•
Rydex Variable Trust - NASDAQ-100® Fund
•
Rydex Variable Trust - Nova Fund
•
Rydex Variable Trust - Precious Metals Fund
•
Rydex Variable Trust - Real Estate Fund
•
Rydex Variable Trust - Retailing Fund
•
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•
Rydex Variable Trust - S&P 500 2x Strategy Fund
•
Rydex Variable Trust - S&P 500 Pure Growth Fund
•
Rydex Variable Trust - S&P 500 Pure Value Fund
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•
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•
Rydex Variable Trust - Technology Fund
•
Rydex Variable Trust - Telecommunications Fund
•
Rydex Variable Trust - Transportation Fund
•
Rydex Variable Trust - Utilities Fund
•
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III)
•
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•
American Funds Insurance Series® - Capital Income Builder®: Class 4
•
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1
•
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
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•
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
•
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•
Invesco - Invesco V.I. Global Fund: Series II
•
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II
•
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z
•
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
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•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares)
•
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•
Rydex Variable Trust - Global Managed Futures Fund
•
Rydex Variable Trust - Guggenheim Long Short Equity Fund
•
Rydex Variable Trust - Multi-Hedge Strategies Fund
•
The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL)
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•
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class
•
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, if variable annuity payments are elected, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•
the dilution of the value of the investors' interests in the underlying mutual fund;
•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•
increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Funds and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S.
mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)
request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)
request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
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(a)
the amount requested; or
(b)
the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•
standard contract charges
•
charges for optional benefits elected by the Contract Owner
•
underlying mutual fund charges
•
investment performance of the Sub-Accounts
•
application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•
Purchase Payment Credits, if applicable
•
any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•
multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•
any single net withdrawal of 90% or more of the Contract Value.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)
when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)
The withdrawal limitations described previously also apply to:
(1)
salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)
earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)
all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•
the participant dies;
•
the participant retires;
•
the participant terminates employment due to total disability; or
•
the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
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Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*
The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
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Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time.
Example:
Ms. T takes a loan from her contract of $50,000. After default, the first time interest is calculated as follows:
1A.The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;
6.25% (total interest rate)	x	$50,000 (outstanding principal)	=	$3,125 ($2,000 =collateral interest $1,125 = finance interest)
1B.The amount from 1A representing collateral interest is added to the outstanding principal;
$2,000 (collateral interest)	+	$50,000 (outstanding principal)	=	$52,000 (outstanding principal and collateral interest)
1C.The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125 (outstanding finance interest)
1D.The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.
$52,000 (outstanding principal and collateral interest)	+	$1,125 (outstanding finance interest)	=	$53,125 (total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;
6.25% (total interest rate)	x	$52,000 (1A outstanding principal and collateral interest)	=	$3,250 ($2,080 = collateral interest $1,170 = finance interest)
2B.The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;
$2,080 (collateral interest)	+	$52,000 (1A outstanding principal and collateral interest)	=	$54,080 (outstanding principal and collateral interest)
2C.The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest;
6.25% (total interest rate)	x	$1,125 (outstanding finance interest)	=	$70.31 (finance interest)
$70.31 (finance interest)	+	$1,125 (outstanding finance interest)	=	$1,195.31 (outstanding finance interest)
2D.The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;
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Example:
$1,170 (finance interest)	+	$1,195.31 (outstanding finance interest)	=	$2,365.31 (outstanding finance interest)
2E.The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.
$54,080 (total outstanding principal and collateral interest)	+	$2,365.31 (outstanding finance interest)	=	$56,445.31 (total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:

Outstanding Principal				$50,000
Outstanding Collateral Interest				$40,047
Outstanding Finance Interest				$34,091
Total Outstanding Principal and Interest				$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•
the contract is surrendered;
•
the Contract Owner/Annuitant dies;
•
the Contract Owner who is not the Annuitant dies prior to annuitization; or
•
annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
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If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide® Guided Portfolio Strategies
Effective May 1, 2020, the Nationwide® Guided Portfolio Strategies are no longer available for election. The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified financial professional.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
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For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds Available Under the Contract.
Example:
Mr. Y’s Contract Value equals $100,000. He elects to participate in the Nationwide Guided
Portfolio Strategies and elects to have 20% of his Contract Value allocated to GPS X (which is comprised of 50% Sub-Account A and 50% Sub-Account B) and the other 80% of his
Contract Value allocated to Sub-Account Z. Once implemented, Mr. Y’s allocations will be as follows: Sub-Account A: $10,000 (10% of Contract Value), Sub-Account B: $10,000 (10% of
Contract Value), and Sub-Account Z: $80,000 (80% of Contract Value).

Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the . Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal
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depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)
in a lump sum;
(2)
as an annuity (see Annuity Payment Options); or
(3)
in any other manner permitted by law and approved by Nationwide.
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Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)
proper proof of the Annuitant's death;
(2)
an election specifying the distribution method; and
(3)
any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•
the request is made prior to annuitization;
•
the requested date is at least two years after the date of issue;
•
the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•
the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
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Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•
the age (or date) specified in the contract; or
•
the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix B: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)
an annuity payment option; and
(2)
either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
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Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•
Single Life;
•
Standard Joint and Survivor; and
•
Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•
statements showing the contract's quarterly activity; and
•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their
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complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000144587NW/index.php?ctype=product_sai.
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Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000144587NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.13%*	-13.79%	-2.55%	2.51%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (formerly, ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III) Investment Advisor: ALPS Advisors, Inc.	2.23%*	-28.91%	3.32%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III Investment Advisor: ALPS Advisors, Inc.	1.30%*	17.32%	3.38%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%
Equity	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I Investment Advisor: American Century Investment Management, Inc.	0.71%	-12.74%	6.85%	10.63%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.73%*	0.54%	7.85%	10.59%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	-7.37%	3.83%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	-29.69%	2.54%	6.58%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.79%*	-14.50%	-0.23%	0.92%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	-15.04%	4.52%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC	0.92%*	-4.10%	7.11%	9.85%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock (Singapore) Limited	1.01%*	-16.07%	3.25%	4.80%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	-14.28%	3.24%	8.60%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	-10.78%	2.14%	3.61%
Commodities	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 Investment Advisor: Credit Suisse Asset Management, LLC	1.05%	16.03%	6.62%	-1.34%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating- Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	-2.68%	1.94%	2.52%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.17%	-20.37%	1.46%	4.35%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.72%	-18.19%	6.93%	8.63%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.76%	-5.24%	7.88%	9.91%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	-5.17%	8.58%	11.30%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	-24.64%	12.14%	14.52%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.97%	-11.67%	0.86%	2.71%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.65%	-13.21%	0.38%	1.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	-27.69%	1.45%	4.85%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.92%	-11.52%	1.09%	2.20%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Mutual Advisers, LLC	1.18%	-4.75%	3.66%	6.60%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.77%*	-4.95%	-2.32%	-0.78%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	-6.54%	1.15%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.97%*	-19.16%	0.92%	3.23%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	-0.85%	1.64%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	-14.52%	1.94%	3.29%
Equity	Invesco - Invesco V.I. Global Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	-31.94%	2.59%	7.59%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited;Macquarie Investment Management Austria Kapitalanlage AG;Macquarie Investment Management Europe Limited	0.87%*	-14.74%	4.31%	4.45%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%	-15.12%	-3.19%	-0.12%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Sub-Advisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	1.04%	-13.87%	0.37%	2.26%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.91%	-12.97%	8.83%	9.70%
Allocation	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Massachusetts Financial Services Company	1.02%*	-7.44%	1.83%	3.54%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc. Investment Sub-Advisor: Morgan Stanley Investment Management Limited	1.15%*	-18.81%	-2.27%	0.02%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.13%*	-8.32%	3.94%	6.24%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company	1.25%*	-26.20%	-3.35%	0.95%
Allocation	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	1.00%*	-17.07%	1.80%	3.97%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Allspring Global Investments, LLC	1.08%*	-37.82%	3.83%	8.87%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	-13.74%	4.93%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Amundi Asset Management, US	0.82%	-2.30%	2.67%	2.77%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	0.78%	-8.44%	9.75%	12.24%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	-14.84%	1.39%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.10%*	-15.22%	4.86%	8.15%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	-13.70%	2.74%	4.88%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	-15.05%	3.89%	6.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%*	-12.07%	1.26%	2.46%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-13.82%	1.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	-15.23%	2.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.99%*	-14.13%	3.43%	5.79%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.05%*	-15.13%	4.47%	7.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	-13.07%	2.39%	4.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.73%*	-13.60%	0.28%	1.13%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	-22.26%	10.11%	12.67%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.99%	-1.30%	8.98%	10.99%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.38%	-13.39%	-0.36%	0.69%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.10%	-6.13%	0.50%	2.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	1.00%*	-13.21%	-0.85%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.09%*	-24.75%	-4.30%	-0.22%
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Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.91%*	-11.93%	1.75%	3.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.70%*	-12.55%	-0.71%	-0.06%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.73%	1.13%	0.79%	0.42%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.46%	-14.29%	1.40%	4.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%	-18.89%	3.57%	7.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.99%	2.01%	4.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-17.57%	2.97%	6.00%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-12.19%	0.70%	2.22%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.83%*	-14.17%	0.58%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	-15.16%	1.81%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	-16.55%	2.44%	5.25%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	-18.28%	3.23%	6.59%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	-14.39%	1.61%	3.76%
71

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.72%*	-13.74%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.74%*	-16.38%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.88%*	-17.11%	7.65%	11.96%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	-12.64%	14.84%	14.99%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.80%	-5.67%	0.24%	0.55%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.41%	-13.40%	6.27%	10.35%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	-2.66%	5.12%	10.23%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.09%*	-30.37%	6.22%	10.58%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	-12.91%	3.63%	8.77%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	-18.77%	7.44%	10.80%
72

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners LTD	1.23%*	-38.08%	0.37%	4.00%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	1.17%*	-28.72%	4.25%	5.73%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.26%*	-18.31%	9.17%	12.29%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.61%*	-20.72%	3.66%	8.56%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S Shares (formerly, Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	-11.28%	4.01%
Fixed Income	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 Investment Advisor: BTS Asset Management, Inc.	1.63%	-13.12%	-3.43%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.64%*	-11.87%	3.12%	3.15%
Commodities	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class Investment Advisor: PIMCO	1.39%*	8.66%	6.94%	-1.66%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.11%	-6.45%	0.95%	1.40%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.14%	-15.80%	-0.95%	0.87%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.06%	-11.09%	-1.02%	-0.41%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class Investment Advisor: PIMCO	0.86%	-10.38%	1.78%	3.42%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	0.92%	-7.87%	1.67%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.11%	-10.24%	0.22%	2.12%
73

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.09%	-19.06%	-3.23%	-1.71%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class Investment Advisor: PIMCO	0.77%	-5.84%	-0.02%	0.32%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.68%*	-7.97%	0.60%	2.87%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	-24.42%	-3.01%	1.64%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	-19.88%	0.40%	8.08%
Miscellaneous	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	17.11%	-12.04%	-13.86%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.63%	-7.71%	6.00%	12.08%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%*	-19.74%	7.31%	10.37%
Equity	ProFunds - ProFund VP Communication Services (formerly, ProFunds - ProFund VP Telecommunications) Investment Advisor: ProFund Advisors LLC	1.68%*	-21.22%	-1.28%	2.48%
Equity	ProFunds - ProFund VP Consumer Discretionary (formerly, ProFunds - ProFund VP Consumer Services) Investment Advisor: ProFund Advisors LLC	1.68%*	-31.53%	3.97%	9.45%
Equity	ProFunds - ProFund VP Consumer Staples (formerly, ProFunds - ProFund VP Consumer Goods) Investment Advisor: ProFund Advisors LLC	1.68%*	-24.70%	4.95%	8.38%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	-16.19%	-1.73%	0.13%
Equity	ProFunds - ProFund VP Energy (formerly, ProFunds - ProFund VP Oil & Gas) Investment Advisor: ProFund Advisors LLC	1.68%*	59.43%	6.57%	3.42%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	-7.76%	1.07%	3.03%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	-15.14%	4.82%	9.74%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	-6.02%	10.26%	13.12%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	-15.60%	5.48%	10.22%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.68%	-16.45%	-0.85%	2.05%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	-46.13%	1.17%	10.88%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%*	-9.92%	2.84%	8.28%
Equity	ProFunds - ProFund VP Materials (formerly, ProFunds - ProFund VP Basic Materials) Investment Advisor: ProFund Advisors LLC	1.68%*	-9.14%	5.21%	6.89%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	-33.91%	10.00%	14.07%
74

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	-6.13%	4.67%	8.15%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%*	-11.02%	4.90%	-4.05%
Miscellaneous	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.66%	58.47%	-0.03%	-3.97%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.68%*	-37.50%	12.57%	18.49%
Miscellaneous	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	6.69%	-6.56%	-7.37%
Miscellaneous	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.68%	12.45%	-5.06%	-7.67%
Miscellaneous	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	35.06%	-16.57%	-18.18%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.63%	-35.72%	12.25%	15.15%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	-41.70%	-6.07%	-1.84%
Equity	ProFunds - ProFund VP UltraNASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	-60.93%	12.50%	24.72%
Miscellaneous	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	56.04%	-35.50%	-35.78%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	-0.25%	7.27%	9.21%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.77%	-17.02%	1.02%	6.71%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.77%	-9.65%	5.92%	5.71%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.77%	-13.31%	3.79%	10.76%
Commodities	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.71%*	22.88%	5.33%	-4.49%
Equity	Rydex Variable Trust - Consumer Products Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Guggenheim Investments	1.77%	-0.91%	4.86%	8.62%
Miscellaneous	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	-20.49%	7.54%	18.43%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.77%	-32.70%	15.07%	18.82%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.77%	48.29%	3.17%	0.09%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.77%	42.56%	-10.63%	-10.18%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	-13.07%	1.48%	2.78%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.77%	-18.11%	4.45%	8.66%
75

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Alternative	Rydex Variable Trust - Global Managed Futures Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Guggenheim Investments	1.90%*	11.28%	2.54%	1.75%
Miscellaneous	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.39%*	-40.82%	-5.90%	-1.71%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund Investment Advisor: Guggenheim Investments	1.78%	-14.39%	0.43%	3.74%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.77%	-12.00%	9.02%	12.18%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	-11.48%	0.22%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.77%	-44.84%	0.46%	9.11%
Miscellaneous	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	5.06%	-24.90%	-27.27%
Miscellaneous	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	4.45%*	46.20%	0.95%	-2.30%
Miscellaneous	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.75%*	9.07%	-11.08%	-13.08%
Miscellaneous	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	34.84%	-15.29%	-17.30%
Miscellaneous	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.83%*	17.36%	-10.20%	-12.80%
Miscellaneous	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	16.59%	-11.95%	-13.62%
Miscellaneous	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.70%*	-42.99%	-5.92%	5.95%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.77%	-27.56%	-0.20%	7.18%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.78%*	-23.20%	-0.65%	9.34%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	1.67%*	-3.40%	2.25%	2.25%
Miscellaneous	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	-61.04%	12.83%	25.36%
Equity	Rydex Variable Trust - NASDAQ-100® Fund Investment Advisor: Guggenheim Investments	1.74%*	-34.14%	10.00%	14.37%
Equity	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.69%*	-30.26%	9.13%	15.27%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.69%	-11.08%	6.60%	-2.75%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.77%	-27.40%	1.12%	4.29%
76

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.77%	-26.52%	7.28%	8.88%
Equity	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	-33.46%	0.69%	9.31%
Equity	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.79%*	-39.77%	9.13%	18.65%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	-28.35%	6.82%	11.04%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	-2.55%	4.27%	9.37%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	-22.62%	2.17%	6.15%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	-5.22%	5.80%	9.46%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.67%	-29.90%	-0.20%	6.74%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.67%	-8.24%	3.47%	6.90%
Miscellaneous	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.93%*	15.67%	5.26%	4.41%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.77%	-36.25%	9.56%	13.38%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.77%	-25.85%	-1.05%	2.86%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.77%	-35.03%	1.76%	9.34%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.77%	1.04%	6.28%	8.52%
Miscellaneous	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	-18.45%	-8.34%	-7.78%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I (formerly, The Merger Fund VL - The Merger Fund VL) Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Westchester Capital Management, LLC	1.57%*	0.88%	4.48%	3.16%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	-13.36%	3.85%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.09%	8.39%	4.26%	0.35%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	-26.09%	4.88%	6.92%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
77

Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available in connection with the respective optional benefit.
iFLEX Option
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Nova Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
•
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
78

Appendix B: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)
Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)
the contract value on the day before the withdrawal; and
(b)
the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)
Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)
Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed $6,500; if the contract owner is age 50 or older, the annual premium cannot exceed $7,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•
certain minimum distribution requirements must be satisfied after the owner attains their "applicable age" as defined in the Code;
•
the entire interest of the owner in the contract is nonforfeitable; and
•
after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
79

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains their applicable age, the IRA owner is required to begin taking certain minimum distributions. The applicable age is 73 if the owner attains age 72 after 2022. For owners who attained age 70½ after 2019, the age is 72 (age 70½ if born prior to July 1, 1949).
In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 25% applied against the required minimum distributions not taken. The excise tax is reduced to 10% if the required minimum distribution not taken is distributed within a "correction window" as defined under the Code.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed $6,500; if the contract owner is age 50 or older, the annual premium cannot exceed $7,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•
the entire interest of the owner in the contract is nonforfeitable; and
•
after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•
minimum participation rules;
•
top-heavy contribution rules;
•
nondiscriminatory allocation rules; and
•
requirements regarding a written allocation formula.
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In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains their applicable age, the same age as described previously in Individual Retirement Annuities (IRAs), the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•
vesting requirements;
•
participation requirements; and
•
administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains their applicable age, the same age as described previously in Individual Retirement Annuities (IRAs), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
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Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•
the type of contract purchased;
•
the purposes for which the contract is purchased; and
•
the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•
made to a beneficiary on or after the death of the owner;
•
attributable to the owner becoming disabled (as defined in the Code);
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•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary. Substantially equal periodic payments must continue until the later of reaching age 59½ or five years. Modification of payments during that time period will result in retroactive application of the 10% additional penalty tax;
•
used for qualified higher education expenses; or
•
used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•
it is made on or after the date on which the contract owner attains age 59½;
•
it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•
it is attributable to the contract owner’s disability; or
•
it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•
made to a beneficiary on or after the death of the owner;
•
attributable to the owner becoming disabled (as defined in the Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary. Substantially equal periodic payments must continue until the later of reaching age 59½ or five years. Modification of payments during that time period will result in retroactive application of the 10% additional penalty tax;
•
for qualified higher education expenses; or
•
used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for
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this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•
the result of a contract owner’s death;
•
the result of a contract owner’s disability (as defined in the Code);
•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•
is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
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•
acquired by the estate of a decedent by reason of the death of the decedent;
•
issued in connection with certain qualified retirement plans and individual retirement plans;
•
purchased by an employer upon the termination of certain qualified retirement plans; or
•
immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•
made to a beneficiary on or after the death of the owner;
•
attributable to the owner becoming disabled (as defined in the Code);
•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•
made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
Partial exchanges may be treated as a tax-free exchange under Code Section 1035. IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract (a partial exchange). A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
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Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse," "husband," "wife," and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with IRS Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•
if the payee does not provide Nationwide with a taxpayer identification number; or
•
if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•
the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)
provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)
provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)
the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)
the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)
provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
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This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•
a transfer of the contract from one contract owner to another; or
•
a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)
an individual who is two or more generations younger than the contract owner; or
(b)
certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•
who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•
who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•
the failure to diversify was inadvertent;
•
the failure is corrected; and
•
a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
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For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the income and gain attributed to the separate account assets will be taxed currently to the contract owner. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying investment options, the transfers between underlying investment options, the exchanges of underlying investment options or the manner in which you can direct the investments in an underlying investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
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(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)
the death of the annuitant will be treated as the death of a contract owner;
(b)
any change of annuitant will be treated as the death of a contract owner; and
(c)
in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches their applicable age. The applicable age is 73 if the owner attains age 72 after 2022. For owners who attained age 70½ after 2019, the age is 72 (age 70½ if born prior to July 1, 1949).
Distributions may be paid in a lump sum or in substantially equal payments over:
(a)
the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner
For death of a contract owner before January 1, 2020, please consult your tax advisor or legal counsel regarding the post-death minimum distribution rules that apply. If the contract owner dies on or after January 1, 2020, and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
89

A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020, while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon the surviving spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 25% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. The penalty tax is reduced to 10% if the required distribution not taken is distributed within a "correction window" as defined under the Code.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
SECURE Act 2.0 was enacted on December 29, 2022 and made changes to the Code that are effective January 1, 2023. They include but are not limited to the following:
•
Increasing the age that a contract owner must begin RMDs under IRAs and certain qualified plans from age 72 to age 75 in two phases. The age is first increased from age 72 to age 73 for those who turn age 72 after 2022. And starting in 2033, the age is then increased to age 75 for those who turn age 73 after 2032. If the contract owner was born in 1959, the owner should consult their tax advisor regarding their applicable age because it is not clear under SECURE 2.0, as enacted, whether the applicable age is age 73 or age 75.
•
Reducing the RMD excise tax for failure to take an RMD from 50% to 25%.
•
Creating additional exceptions to the 10% penalty for early withdrawals that include but are not limited to the following: distributions to terminally ill individuals, distribution of net income on excess IRA contributions, and disaster recovery distributions.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
90

Appendix C: iFlex Option Example
iFLEX Immediate Withdrawal Benefit:
Mr. J purchased a contract with the iFLEX Option at the age of 55. He decides to start income at the age of 69. Since Mr. J elected to take his first withdrawal before the later of the 5th Contract Anniversary or the date the determining life reaches age 59½, he invoked the Immediate Withdrawal Benefit and the iFLEX Option will pay annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted. If the immediate withdrawal benefit base was $100,000, then Mr. J would receive annual withdrawals of $5,000 ($100,000 x 0.05) until the benefit base is exhausted.
iFLEX Guaranteed Lifetime Withdrawal Benefit:
Mr. J purchased a contract with the iFLEX Option at the age of 55. He decides to start income at the age of 70. Since Mr. J elected to take his first withdrawal after the later of the 5th Contract Anniversary or the date the determining life reaches age 59½, he invoked the Guaranteed Lifetime Withdrawal Benefit and the iFLEX Option will pay annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner’s lifetime, regardless of Contract Value. If the guaranteed lifetime withdrawal benefit base was $100,000, then Mr. J would receive annual withdrawals of $5,000 ($100,000 x 0.05) until he passed away.
91

Appendix D: Highest Anniversary Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Highest Anniversary Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)
the Contract Value;
(2)
the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)
the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1992	Contract Anniversary	n/a	$106,678
03-01-1996	Annuitant’s 80th birthday	n/a	$90,326
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*
The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$106,678
Conclusion
Death Benefit = $106,678
92

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000144587NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000144587NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000144587

America’s marketFLEX® II Annuity
America’s marketFLEX® Edge
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2023
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2023. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Financial Statements
The December 31, 2022 financial statements of the Variable Account and the December 31, 2022 financial statements of the Company are incorporated into this SAI by reference to the Variable Account’s most recent Form N-VPFS ("Form N-VPFS") filed with the SEC.
2

Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the statutory financial statements and financial statement schedules of Nationwide Life Insurance Company have been incorporated by reference herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 17, 2023 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus. Annuity payments for contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•
the portion of purchase payments allocated to provide variable annuity payments;
•
the Variable Account value on the Annuitization Date;
•
the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•
the annuity payment option elected;
•
the frequency of annuity payments;
•
the Annuitization Date;
•
the assumed investment return (the net investment return required to maintain level variable annuity payments);
•
the deduction of applicable premium taxes; and
•
the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
3

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)
multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)
the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)
is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)
is a factor representing the daily Variable Account charges applicable to the contract.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
4

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre- Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
b)
Not Applicable.
c)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
The form of the variable annuity contract – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4 and hereby incorporated by reference.
e)
Variable Annuity Application – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5 and hereby incorporated by reference.
f)
Depositor’s Certificate of Incorporation and By-Laws –
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333- 164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)
Not Applicable.
h)
Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)
Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre- effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm

7)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)
Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post-effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)
Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)
Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm

22)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
26)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
30)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
31)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)
Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm

37)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
38)
Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
40)
Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
41)
Fund Participation Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and Hartford Administrative Services Company, dated September 1, 2020 with Pre-Effective Amendment No. 1 of registration statement (333-240010) filed on October 1, 2020 as document d19418dex9924b841
42)
Fund Participation Agreement with Principal Variable Contracts Funds, Inc. and Principal Funds Distributor, Inc. dated November 5, 2020 with Post-Effective Amendment No. 1 of registration statement (333-240009)
43)
Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
44)
Fund Participation Agreement with The Prudential Series Fund, PGIM Investments LLC and Prudential Investment Management Services LLC dated February 1, 2022, with the registration statement under 333- 240010, post-effective amendment number 7 filed on October 14, 2022 as document d203177dex9927h44.htm. Portions of this exhibit have been redacted.
i)
Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)
Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)
Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust, as amended, dated October 10, 2013 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
3)
Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
4)
Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
5)
Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333- 137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)
Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
7)
Service Agreement with Counsellors Securities, Inc., as amended, dated November 3, 1997 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document creditsuisseasa.htm

8)
Fund Participation Agreement with DFA Investment Dimensions Group, Inc, Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012 with the registration statement under 333-149213, post- effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
10)
Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
11)
Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
12)
Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
13)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
14)
Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
15)
Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
16)
Administrative Services Agreement with FEF Distributors, LLC (First Eagle) dated November 1, 2018, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i34.htm. Portions of this exhibit have been redacted
17)
Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
18)
Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333- 43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
19)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
20)
Mutual Fund Administrative Services Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company dated September 1, 2020 with the registration statement under 333-240010, pre-effective amendment number 1 filed on October 1, 2020 as document d19418dex9924b841.htm
21)
Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
22)
Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
23)
Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
24)
Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm

25)
Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
26)
Administrative Services Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i36.htm. Portions of this exhibit have been redacted.
27)
Administrative Services Agreement with Legg Mason Variable Portfolios I, Inc. dated September 1999, as amended, filed September 27, 2007 with pre-effective amendment number 3 to registration statement (333- 137202) as document leggmasonasa.htm
28)
Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
29)
Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
30)
(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC, as amended, dated May 1, 2016 with the registration statement under 333-227783, post- effective amendment number 9 filed on December 1, 2021 as document d145743dex99i37.htm . Portions of this exhibit have been redacted.
31)
Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
32)
Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
33)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre- effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
34)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
35)
Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13htm
36)
Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
37)
Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
38)
Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
39)
Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended dated September 27, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm

40)
Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
41)
Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
42)
Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
43)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, as amended dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
44)
Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
45)
Administrative Services Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
46)
Mutual Fund Administrative Services Agreement with Principal Shareholder Services, Inc. dated November 5, 2020 with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9946.htm. Portions of this exhibit have been redacted.
47)
Administrative Service Agreement with ProFunds dated January 11, 2010 with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9947.htm. Portions of this exhibit have been redacted.
48)
Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019, as amended with the registration statement under 333-201820, post-effective amendment number 12 filed on April 26, 2022 as document d319992dex9948.htm. Portions of this exhibit have been redacted.
49)
Administrative Service Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended with the registration statement under 333-103095 post effective amendment 46 filed on April 26, 2022 as document d313733dex9941.htm. Portions of this exhibit have been redacted.
50)
Administrative Services Agreement with The Prudential Series Fund, PGIM Investments LLC and Prudential Investment Management Services LLC dated February 1, 2022, with the registration statement under 333- 240010, post-effective amendment number 7 filed on October 14, 2022 as document d203177dex9927i50.htm. Portions of this exhibit have been redacted.
j)
Not Applicable.
k)
Opinion of Counsel – Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Not Applicable.
99)
Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Technology Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Marketing Officer	Jones, Ramon
Executive Vice President-Chief Strategy and Corporate Development Officer	Mahaffey, Michael W.
Executive Vice President-Chief Customer Officer	Shore, Amy T.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Marketing Content & Delivery	Boyd, Michael A.
Senior Vice President-Legal – NF	Boyer, John N.
Senior Vice President-Chief Diversity & Talent Acquisition Officer	Bretz, Angela D.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Carrel, Michael W.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President-Corporate Operations & Litigation Legal	Innis-Thompson, Janice
Senior Vice President-Investment Management Group	Jestice, Kevin T.
Senior Vice President-Internal Audit	Jordan, Gregory S.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Corporate Development	Klett, Angela C.
Senior Vice President-Chief Technology Officer - Corporate Technology	Kolp, Melanie A.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Corporate Real Estate	Sherry, Kieran P.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Human Resources - IT & Legal	Sorrell, Gary A.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Senior Vice President-Chief Advanced Analytics Officer	Terry, Shannon
Senior Vice President-Chief Technology Officer - Infrastructure & Operations	Vasudeva, Guruprasad C.
Senior Vice President-Human Resources - NF	Webster, Cynthia S.
Director	Walker, Kirt A.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware
A stock corporation. The corporation is the holding
company of Jefferson National Life Insurance Company,
Jefferson National Life Insurance Company of New York,
and JNF Advisors, Inc., offering annuity products and
services.

Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan sponsors
and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Jefferson National Life of New York Annuity Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A

b)
Directors and Officers of NISC:
President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 21, 2023.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 21, 2023.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Executive Vice President and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact